FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial Instruments at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Investments in publicly traded companies	$ 1,200	$ 1,581
Derivative financial assets	1,136	895	$ 1,011
Total financial assets	2,750	3,132
Total financial liabilities	414	656
Long-term debt (including current portion)	31,733	18,688	18,201
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	988	1,121
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	54	36	34
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	916	1,110	1,098
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		(19)	(109)
Fair value
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including current portion)	29,355	20,790
Fair value (Level 1) | Fair value
Disclosure of detailed information about financial instruments [line items]
Investments in publicly traded companies	1,200	1,581
Total financial assets	1,200	1,581
Total financial liabilities	0	0
Fair value (Level 1) | Fair value | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Fair value (Level 1) | Fair value | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Fair value (Level 1) | Fair value | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 1) | Fair value | Cash flow hedges | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 1) | Fair value | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 2) | Fair value
Disclosure of detailed information about financial instruments [line items]
Investments in publicly traded companies	0	0
Total financial assets	1,550	1,551
Total financial liabilities	414	656
Fair value (Level 2) | Fair value | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	72	11
Fair value (Level 2) | Fair value | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	54	36
Fair value (Level 2) | Fair value | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,330	1,453
Derivative financial liabilities	414	343
Fair value (Level 2) | Fair value | Cash flow hedges | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	40
Derivative financial liabilities	0	283
Fair value (Level 2) | Fair value | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	94	11
Derivative financial liabilities	0	30
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,550	1,551
Before Offset Amount | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(72)	11	$ (12)
Before Offset Amount | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	54	36
Before Offset Amount | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,330	1,453
Derivative financial liabilities	414	343
Before Offset Amount | Cash flow hedges | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	40
Derivative financial liabilities	0	283
Before Offset Amount | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	94	11
Derivative financial liabilities	$ 0	$ 30